Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Client made edits
Entity Registrant Name	Precision Optics Corporation, Inc.
Entity Central Index Key	0000867840
Entity Tax Identification Number	04-2795294
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	2 East Broadway
Entity Address, City or Town	Gardner
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01440
City Area Code	(978)
Local Phone Number	630-1800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jun. 11, 2024